Commitments and Contingencies (Legal Proceedings) (Details) CAD in Millions, $ in Millions						6 Months Ended	15 Months Ended
	Apr. 29, 2016	Mar. 22, 2016	Jun. 19, 2014	Dec. 19, 2013 USD ($)	Sep. 30, 2011	Jun. 30, 2016	Mar. 31, 2014	Dec. 31, 2012	Sep. 30, 2016 CAD	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Tampa Electric And Peoples Gas Division [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss									CAD 43	$ 32
Emera Maine [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage			10.57%		11.14%	10.57%	10.57%	11.74%
Emera Maine [Member] | ENE Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss											CAD 5	$ 4
Public Utilities, Approved Return on Equity, Percentage		9.59%
Emera Maine [Member] | ENE Case [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.42%
Emera Maine [Member] | MA AG II Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss											CAD 7	$ 5
Public Utilities, Approved Return on Equity, Percentage		10.90%
Emera Maine [Member] | MA AG II Case [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage		12.19%
Emera Maine [Member] | Eastern Massachusetts Consumer Owned Systems [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	8.61%
Emera Maine [Member] | Eastern Massachusetts Consumer Owned Systems [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.24%
TECO Guatemala Holdings [Member] | Prime Rate [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount				$ 21
Public Utilities, Approved Return on Equity, Percentage				2.00%